Capital Stock and Stock-Based Compensation - Additional Information (Detail)	1 Months Ended			3 Months Ended		6 Months Ended
	Mar. 31, 2016 USD ($) $ / shares shares	Apr. 30, 2015 USD ($) shares	Mar. 31, 2015 USD ($) shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) shares	Dec. 31, 2015 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized				100,000,000		100,000,000		100,000,000
Preferred stock, par value | $ / shares				$ 0.01		$ 0.01		$ 0.01
Common stock, shares authorized				300,000,000		300,000,000		300,000,000
Preferred stock, shares issued				0		0		0
Preferred Stock, shares outstanding				0		0		0
Stock based compensation expense | $				$ 300,000	$ 300,000	$ 1,100,000	$ 1,000,000
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Restricted stock units vested				100,000	100,000	400,000	400,000
Market value of restricted stock units | $				$ 500,000	$ 1,100,000	$ 1,500,000	$ 2,300,000
2007 Long-Term Incentive Plan [Member] | Equity Option [Member]
Class of Stock [Line Items]
Weighted-average grant date fair value of stock options granted | $ / shares	$ 0.87
Expected volatility rate	51.30%
Expected life	5 years
Dividend yield	7.80%
Risk-free interest rate	1.21%
2007 Long-Term Incentive Plan [Member] | Officer [Member]
Class of Stock [Line Items]
Stock options granted during period	200,000
Exercise price of stock options granted | $ / shares	$ 3.74
2007 Long-Term Incentive Plan [Member] | Officer [Member] | Equity Option [Member]
Class of Stock [Line Items]
Term of stock options	10 years
Vesting period	3 years
2007 Long-Term Incentive Plan [Member] | Non Management Directors [Member]
Class of Stock [Line Items]
Stock issued during period for share based compensation, shares, new issues	9,358	12,987	38,961
Stock issued during period for share based compensation, value, new issues | $	$ 35,000	$ 100,000	$ 200,000
Stock options granted during period	300,000
Exercise price of stock options granted | $ / shares	$ 3.74
2007 Long-Term Incentive Plan [Member] | Non Management Directors [Member] | Equity Option [Member]
Class of Stock [Line Items]
Term of stock options	10 years
2007 Long-Term Incentive Plan [Member] | Officers and Certain Subsidiaries Employees [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Vesting period	3 years
Common stock, granted	300,000
Common stock aggregate values, granted | $	$ 1,000,000
Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized				200,000,000		200,000,000		200,000,000
Common stock, par value | $ / shares				$ 0.01		$ 0.01		$ 0.01
Voting rights per share						one vote per share
Common stock, votes per share owned						1
Common stock, shares issued				133,100,000		133,100,000		132,800,000
Common stock, shares outstanding				133,100,000		133,100,000		132,800,000
Class A [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues				85,000	82,000	200,000	200,000
Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized				100,000,000		100,000,000		100,000,000
Common stock, par value | $ / shares				$ 0.01		$ 0.01		$ 0.01
Voting rights per share						five votes per share
Common stock, votes per share owned						5
Maximum percentage of voting power						49.00%
Common stock, shares issued				23,200,000		23,200,000		23,200,000
Common stock, shares outstanding				23,200,000		23,200,000		23,200,000